FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related parties, net
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ (51,839)	R$ (57,541)	R$ (53,506)
Cash transactions
Proceeds/(Repayment) from financing activities	25,755	5,797	(6,492)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	(545)	(95)	2,457
Exchange variation, operations with subsidiaries and associate company and others	40
End of year	(26,589)	(51,839)	(57,541)
Debt, Debentures And Losses/Gains On Financial Instruments, Net
Changes in liabilities from Cash flow from financing activities
Beginning of year	16,510,851	20,576,866	26,417,256
Cash transactions
Proceeds/(Repayment) from financing activities	(3,439,644)	(3,975,541)	(2,150,035)
Interest paid on loans and financing	(1,162,364)	(1,330,116)	(1,240,165)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	1,177,686	1,323,448	1,540,797
Exchange variation, operations with subsidiaries and associate company and others	1,825,430	(83,806)	(3,990,987)
End of year	R$ 14,911,959	R$ 16,510,851	R$ 20,576,866